Cover	Aug. 15, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40910
Entity Registrant Name	Rubicon Technologies, Inc.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Main Street Suite #610
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	(844)
Local Phone Number	479-1507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBT
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RBT WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11752 Lake Potomac Drive
Entity Address, City or Town	Potomac
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20854
Entity Information, Former Legal or Registered Name	Founder SPAC